Document and Entity Information Document	Feb. 10, 2021
Document Information [Line Items]
Document Period End Date	Feb. 10, 2021
Entity Registrant Name	Diebold Nixdorf, Incorporated
Entity Incorporation, State or Country Code	OH
Entity File Number	1-4879
Entity Tax Identification Number	34-0183970
Entity Address, Address Line One	5995 Mayfair Road, P.O. Box 3077,
Entity Address, City or Town	North Canton,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44720-8077
Entity Central Index Key	0000028823
Document Type	8-K/A
City Area Code	330
Local Phone Number	490-4000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, $1.25 par value per share
Trading Symbol	DBD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	On February 10, 2021, Diebold Nixdorf, Incorporated (the “Company”) furnished a Current Report on Form 8-K under Item 2.02 thereof (the “Original Report”). The Company is furnishing this Current Report on Form 8-K/A (the “Amended Report”) for the sole purpose of correcting a typographical error in the press release included as Exhibit 99.1 to the Original Report. The second main bullet of the Business Updates section of Exhibit 99.1 should read “Growing faster than the retail self-checkout (SCO) industry as shipments grew approximately 200% in Q4 and approximately 90% in 2020.”Other than correcting this error, all other information included in the Original Report is unchanged. A corrected version of the press release is being furnished as Exhibit 99.1 hereto and is incorporated into this Amended Report by reference.